PRUDENTIAL INVESTMENT PORTFOLIOS 3

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

April 28, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios 3
     Registration numbers 333-95849 and 811-09805

Dear Sir or Madam,

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 27, 2011.

Thank you for your attention to this filing. If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain

                                   Jonathan D. Shain